Note 9 - Stock Options and Stock-based Employee Compensation - Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Expense	$ 1,939	$ 145	$ 5,208	$ 703	$ 955	$ 1,561
Research and Development Expense [Member]
Share-based Payment Arrangement, Expense	574	29	1,613	169	$ 232	$ 837
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expense	$ 1,365	$ 116	$ 3,595	$ 534